Recovery and settlement of on-balance sheet assets and liabilities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Recovery and settlement of on-balance sheet assets and liabilities

Note 31 Recovery and settlement of on-balance sheet assets and liabilities
The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on contractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

	As at
	October 31, 2023			October 31, 2022
(Millions of Canadian dollars)	Within one year	After one year	Total	Within one year	After one year	Total
Assets
Cash and due from banks (1)	$59,793	$2,196	$61,989	$ 71,081	$1,316	$72,397
Interest-bearing deposits with banks	71,086	–	71,086	108,011	–	108,011
Securities
Trading (2)	180,929	9,222	190,151	139,810	8,395	148,205
Investment, net of applicable allowance	33,363	186,216	219,579	26,540	143,478	170,018
Assets purchased under reverse repurchase agreements and securities borrowed	336,437	3,754	340,191	316,714	1,131	317,845
Loans
Retail	120,247	449,704	569,951	113,965	435,786	549,751
Wholesale	76,249	211,577	287,826	70,374	203,593	273,967
Allowance for loan losses			(5,004)			(3,753)
Segregated fund net assets	–	2,760	2,760	–	2,638	2,638
Other
Customers’ liability under acceptances	21,690	5	21,695	17,827	–	17,827
Derivatives (2)	140,261	2,189	142,450	151,928	2,511	154,439
Premises and equipment	65	6,684	6,749	59	7,155	7,214
Goodwill	–	12,594	12,594	–	12,277	12,277
Other intangibles	–	5,907	5,907	–	6,083	6,083
Other assets	62,555	14,513	77,068	66,071	14,229	80,300
	$1,102,675	$907,321	$2,004,992	$ 1,082,380	$838,592	$1,917,219
Liabilities
Deposits (3)	$991,484	$240,203	$1,231,687	$ 1,023,324	$185,490	$1,208,814
Segregated fund net liabilities	–	2,760	2,760	–	2,638	2,638
Other
Acceptances	21,740	5	21,745	17,872	–	17,872
Obligations related to securities sold short	32,602	1,049	33,651	34,105	1,406	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	334,959	279	335,238	273,001	946	273,947
Derivatives (2)	131,352	11,277	142,629	140,808	12,683	153,491
Insurance claims and policy benefit liabilities	1,898	10,068	11,966	1,904	9,607	11,511
Other liabilities	69,187	26,983	96,170	71,689	23,546	95,235
Subordinated debentures	–	11,386	11,386	110	9,915	10,025
	$1,583,222	$304,010	$1,887,232	$ 1,562,813	$246,231	$1,809,044

(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank.
(2)	Trading securities classified as FVTPL and trading derivatives are presented as within one year as this best represents in most instances the short-term nature of our trading activities. Trading securities designated as FVTPL are generally presented based on contractual maturity. Non-trading derivatives are presented according to the recovery or settlement of the hedging transaction.
(3)	Demand deposits of $511 billion (October 31, 2022 – $562 billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis. In practice, these deposits relate to a broad range of individuals and customer-types which form a stable base for our operations and liquidity needs.